Business Segments	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Business Segments

11.	Business Segments.

Following the completion of the spin-off of the transportation business, management conducted a strategic review of the Company’s real estate operations.  As a result of this review, it was determined that the information that the Company’s chief operating decision makers regularly review for purposes of allocating resources and assessing performance, had changed. Therefore, beginning with the quarter ending March 31, 2015 (with prior periods adjusted accordingly), the Company is reporting its financial performance based on three reportable segments, Asset Management, Mining Royalty Lands and Land Development and Construction, as described below.

The Asset Management segment owns, leases and manages warehouse/office buildings located predominately in the Baltimore/Northern Virginia/Washington, DC market area.

Our Mining Royalty Lands segment remains unaffected and owns several properties comprising approximately 15,000 acres currently under lease for mining rents or royalties (this does not include the 4,280 acres owned in our Brooksville joint venture with Vulcan Materials).  Other than one location in Virginia, all of these properties are located in Florida and Georgia.

Through our Land Development and Construction segment, we own and are continuously monitoring for their “highest and best use” several parcels of land that are in various stages of development.  Our overall strategy in this segment is to convert all of our non-income producing lands into income production through (i) an orderly process of constructing new warehouse/office buildings for us to own and operate or (ii) a sale to, or joint venture with, third parties.

Subsequent to the Spin-off, the Company is receiving certain services from Patriot (e.g. executive oversight, accounting, information technology and human resource services) which are billed to the Company on a monthly basis in accordance with the Transition Services Agreement entered into and made effective as of the date of the Spin-off. As was the case prior to the Spin-off, these costs (excluding stock compensation) are included in the Company’s corporate expense and are fully allocated to the business segments. Certain other corporate expenses (primarily stock compensation, corporate aircraft and one-time Spin-off related expenses) are reported as “unallocated” on the Company’s consolidated income statement and are not allocated to any business segment. As a result of the Spin-off the former transportation segment of the Company is reported as a discontinued operation and thus is not allowed any corporate overhead allocation. Hence, all corporate overhead of the transportation group through the date of the Spin-off is included in “corporate expense” on the Company’s consolidated income statements herein. Reclassifications to the appropriate prior period line items and amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2016	2015	2014
Revenues:
Asset management	$28,739	27,570	24,825
Mining royalty lands	7,533	6,094	5,349
Land development and construction	1,185	982	804
	$37,457	34,646	30,978

Operating profit:
Before corporate expenses:
Asset management	$13,374	13,288	11,703
Mining royalty lands	7,029	5,478	4,735
Land development and construction	(940)	(2,197)	(1,474)
Corporate expenses:
Allocated to asset management	(1,591)	(1,248)	(958)
Allocated to mining royalty	(231)	(1,322)	(1,016)
Allocated to land development and construction	(1,258)	(737)	(565)
Unallocated to discontinued operations	—	(1,081)	(2,685)
	(3,080)	(4,388)	(5,224)
	$16,383	12,181	9,740

Interest expense:
Asset management	$1,561	2,014	1,366

Depreciation, depletion and amortization:
Asset management	$7,689	6,963	6,384
Mining royalty lands	104	133	124
Land development and construction	258	282	197
	$8,051	7,378	6,705

Capital expenditures:
Asset management	$20,747	2,408	6,662
Mining royalty lands	205	—	—
Land development and construction	6,602	4,085	12,621
	$27,554	6,493	19,283

Identifiable net assets at September 30:
Asset management	$171,449	151,023	154,976
Mining royalty lands	39,570	39,300	39,368
Land development and construction	54,157	60,682	56,519
Discontinued operations	—	—	61,134
Cash items	—	419	1,074
Unallocated corporate assets	500	1,054	—
	265,676	252,478	313,071